OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
OPERATING SEGMENTS
NOTE 8: -    OPERATING SEGMENTS

a.	General:

The Company operates in three segments, Agriculture, Industry and Human. The Agriculture segment consists of the parent company, Evogene, and two of Evogene’s subsidiaries, Lavie Bio Ltd. and AgPlenus Ltd. The Human segment consists of Evogene’s subsidiaries, Biomica Ltd. and Canonic Ltd. The Industry segment consists of Evogene’s subsidiary Casterra Ag Ltd. The segments were determined on the basis of information considered by the Chief Operating Decision-Maker (“CODM”) for purposes of decision-making on the allocation of resources and evaluation of performance. The following Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available:

Agriculture segment	-	Develops seed traits, ag-chemical products, and ag-biological products to improve plant performance.

Industry segment	-	Develops improved castor bean seeds to serve as a feedstock source for other industrial uses.

Human segment	-	Discovery and development of human microbiome-based therapeutics and cannabis activity.

Unallocated	-	Other corporate expenses and general development of enabling technologies for optimization.

Each segment’s performance is determined based on operating loss reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions.

b.	The following table presents the Company’s revenues and operating loss by segments:

	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2024

Revenues	$4,648	$196	$77	$183	$5,104

Operating loss	$(3,104)	$(1,225)	$(4,000)	$(1,859)	$(10,188)

Net financing income					$379

Share of loss of an associate					$(20)

Loss before taxes on income					$(9,829)

c.	The following table presents the Company’s revenues and operating loss by segments:

	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2023

Revenues	$819	$28	$300	$148	$1,295

Operating loss	$(5,751)	$(156)	$(4,795)	$(3,995)	$(14,697)

Net financing expenses					$(86)

Loss before taxes on income					$(14,783)

d.	Major customers:

Detailed below are revenues from major customers each of which accounts for 10% or more, of total revenues. The revenues from major customers detailed below were recorded in the Agriculture segment:

	Six months ended June 30,
	2024	2023
	Unaudited

Customer A (shareholder of a subsidiary)	58%	49%
Customer B	-	22%
Customer C	-	12%
Customer D	26%	-

e.	Major contracts with customers:

During the six months ended June 30, 2023, the Company did not enter into any collaboration agreements which amount to 10% or more of its total revenues for the period ended June 30, 2023. During the second half of 2023 and during the six months ended June 30, 2024, the Company entered into several collaboration agreements which amount to 10% or more of its total revenues for the six months ended June 30, 2024:

(i)
During July 2023, Lavie Bio Ltd. entered into a licensing agreement with Corteva, conferring exclusive rights to Corteva for advancing and commercializing Lavie Bio's lead bio-fungicides, LAV311 and LAV312. Lavie Bio Ltd. received an initial payment of $5,000, in two installments, a first payment of $2,500 was received during September 2023. In March 2024, Lavie Bio Ltd. received the second payment of $2,500. In addition, Lavie Bio Ltd. will also be eligible for additional future milestone payments and royalties from Corteva's sales of the products.

(ii)
On February 16, 2024, AgPlenus Ltd. entered into a Licensing and Collaboration Agreement (“the Agreement”) with Bayer AG (“Bayer”) for the development of a new sustainable weed control solution. This agreement grants Bayer an exclusive license for the development and commercialization of products developed within the collaboration. According to the Agreement AgPlenus will be entitled to receive a license payment, ongoing research funding, milestone payments, and royalties based on future product sales, subject to certain conditions as stipulated in the Agreement.

f.	Geographical information:

Revenues based on the location of the customers, are as follows:

	Six months ended June 30,
	2024	2023
	Unaudited

United States	64%	62%
Europe	27%	-
Israel	6%	36%
Africa	3%	2%

	100%	100%

The carrying amounts of non-current assets (property, plant and equipment property and intangible assets) in Evogene’s country of domicile (Israel) and in the United States based on the location of the assets, are as follows:

	June 30, 2024	December 31, 2023
	Unaudited	Audited

United States	85%	80%
Israel	15%	20%

	100%	100%